ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 USD ($)
Advances to suppliers - current	¥ 438,624,365	¥ 333,291,005
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	¥ 431,099,619	¥ 325,766,259	$ 63,590,580